Condensed Financial Information of the Company	12 Months Ended
Dec. 31, 2020
Condensed Financial Information of the Company
Condensed Financial Information of the Company

33       Condensed Financial Information of the Company

The condensed financial information of the Company has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Group’s Consolidated Financial Statements. The results of operations reflected in the financial statements prepared in accordance with IFRS differ from those reflected in the statutory financial statements of the Company prepared in accordance with Lux GAAP (see Note 26.c).

Certain information and footnote disclosures generally included in financial statements prepared in accordance with IFRS have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the Consolidated Financial Statements of the Group.

For the purpose of presenting parent only financial information, the Company records its investments in subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as Investments in subsidiaries and the income/loss of the subsidiaries are presented as Share of (loss) / income in subsidiaries and associates. Certain information and footnote disclosures generally included in the Consolidated Financial Statements prepared in accordance with IFRS have been condensed and omitted.

As of December 31, 2020, the Company did not have significant capital commitments and other significant commitments, or guarantees, except for those which have been separately disclosed in the Consolidated Financial Statements, mainly included in Note 22 and 26.b.

CONDENSED STATEMENT OF INCOME

	For the year ended	For the year ended	For the year ended
	December 31, 2020	December 31, 2019	December 31, 2018

Selling, general and administrative expenses	(5,568)	(6,239)	(7,288)
Operating loss	(5,568)	(6,239)	(7,288)
Share of (loss) / income in subsidiaries and associates	(246,185)	16,250	33,839
(Loss) / Income before financial results and income tax	(251,753)	10,011	26,551
Financial income	99	462	2,343
Financial loss	(400)	(406)	(2,657)
(Loss) / Income before income tax	(252,054)	10,067	26,237
Income tax	1,028	(1,028)	—
(Loss) / Income for the year	(251,026)	9,039	26,237

CONDENSED STATEMENT OF COMPREHENSIVE INCOME

	For the year ended	For the year ended	For the year ended
	December	December	December
	31, 2020	31, 2019	31, 2018
(Loss) / Income for the year	(251,026)	9,039	26,237

Items that may be subsequently reclassified to profit or loss:
Share of other comprehensive loss from subsidiaries and associates	(25,253)	(13,394)	(161,338)
Other comprehensive loss for the year, net of income tax	(25,253)	(13,394)	(161,338)
Total comprehensive loss for the year	(276,279)	(4,355)	(135,101)

CONDENSED STATEMENT OF FINANCIAL POSITION

	At December	At December
	31, 2020	31, 2019

ASSETS
Non-current assets
Property, plant and equipment, net	21	33
Right-of-use asset	102	153
Investments in subsidiaries	504,732	771,247
Investments in associates	3,081	8,046
Current assets
Other receivables	319	82
Cash and cash equivalents	2,166	552
Total assets	510,421	780,113

EQUITY
Share capital	163,223	160,022
Share premium	183,430	180,486
Treasury shares	(6,145)	—
Free distributable reserve	378,910	385,055
Non-distributable reserve	1,358,028	1,351,883
Currency translation adjustment	(417,272)	(392,101)
Legal reserves	176	176
Other reserves	(1,342,221)	(1,343,939)
Retained earnings	171,281	422,307
Equity	489,410	763,889

LIABILITIES
Non-current liabilities
Deferred tax liabilities	—	1,028
Lease liabilities	66	99
Current liabilities
Borrowings	19,508	13,513
Other liabilities	1,017	1,206
Lease liabilities	48	51
Trade payables	372	327
Total liabilities	21,011	16,224
Total equity and liabilities	510,421	780,113

CONDENSED STATEMENT OF CASH FLOWS

	For the year ended	For the year ended	For the year ended
	December 31, 2020	December 31, 2019	December 31, 2018
(Loss)/Income for the year	(251,026)	9,039	26,237
Adjustments for:
Amortization and depreciation	62	62	6
Deferred income tax	(1,028)	1,028	—
Share of income / (loss) in subsidiaries and associates	246,185	(16,250)	(33,839)
Interest expense	395	390	1,828
Net foreign exchange	(95)	(70)	(533)
Other financial results, net	4	(300)	(887)
Changes in working capital	(184)	(207)	(30,947)
Net cash used in operating activities	(5,687)	(6,308)	(38,135)
Purchase of Property, plant and equipment	—	(13)	(14)
Acquisition of other financial assets	—	(4,978)	(25,493)
Disposals of other financial assets	—	17,000	13,043
Cash contribution in subsidiaries and associates	(16,730)	(11,191)	(132,962)
Loans with related parties	—	3,672	(3,519)
Dividends from subsidiaries	15,944	—	9,737
Net cash (used in) / provided by investing activities	(786)	4,490	(139,208)
Proceeds from borrowings	8,100	—	—
Release of guarantee deposits	—	—	92,913
Leases payments	(56)	(53)	—
Loans paid	—	(4,494)	(97,680)
Initial Public Offering expenses paid	—	—	(5,495)
Initial Public Offering	—	—	195,601
Interest paid	—	(693)	(2,932)
Net cash provided by / (used in) financing activities	8,044	(5,240)	182,407

Increase / (Decrease) in cash and cash equivalents	1,571	(7,058)	5,064

Cash and cash equivalents
At the beginning of the year	552	7,610	2,569
Effect of exchange rate changes in cash and cash equivalents	43	—	(23)
Increase / (Decrease) in cash and cash equivalents	1,571	(7,058)	5,064
At the end of the year	2,166	552	7,610